Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 9,099	$ 7,985	$ 8,238
Group employees
Total	104,460	98,277	102,168
France
Group employees
Management	13,377	11,880	12,057
Other	22,629	19,372	19,567
International
Group employees
Management	16,963	16,489	17,186
Other	51,491	50,536	53,358